Income Taxes - Schedule of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Foreign	$ 3,086	$ 230	$ (3,238)
Income tax income / (expense) from continuing operations	(3,086)	(230)	3,238
Foreign
Operating Loss Carryforwards [Line Items]
Foreign	(3,086)	(230)	3,238
Income tax income / (expense) from continuing operations	3,086	230	(3,238)
Switzerland
Operating Loss Carryforwards [Line Items]
Foreign	(0)	(0)	(0)
Income tax income / (expense) from continuing operations	$ 0	$ 0	$ 0